INVESTMENTS - Debt Securities Held-to-Maturity (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2016	Jun. 30, 2015	Dec. 31, 2015
Debt Securities Held-to-maturity
Amortized cost	$ 46,163		$ 36,668
Net unrealized gains (losses) recognized in AOCI	(496)		(453)
Carrying value	45,667		36,215
Gross unrecognized gains	345		690
Gross unrecognized losses	(457)		(394)
Fair value	45,555		36,511
Fair value of securities transferred from AFS to HTM	5,800	$ 7,100
Mortgage-backed securities - U.S. agency-sponsored
Debt Securities Held-to-maturity
Amortized cost	22,462		17,648
Net unrealized gains (losses) recognized in AOCI	33		138
Carrying value	22,495		17,786
Gross unrecognized gains	47		71
Gross unrecognized losses	(186)		(100)
Fair value	22,356		17,757
Fair value of securities transferred from AFS to HTM	5,000	7,000
Mortgage-backed securities - Prime
Debt Securities Held-to-maturity
Amortized cost	31		121
Net unrealized gains (losses) recognized in AOCI	(7)		(78)
Carrying value	24		43
Gross unrecognized gains	10		3
Gross unrecognized losses	(1)		(1)
Fair value	33		45
Mortgage-backed securities - Alt-A
Debt Securities Held-to-maturity
Amortized cost	314		433
Net unrealized gains (losses) recognized in AOCI	(27)		(1)
Carrying value	287		432
Gross unrecognized gains	69		259
Gross unrecognized losses	(1)		(162)
Fair value	355		529
Mortgage-backed securities - Subprime
Debt Securities Held-to-maturity
Amortized cost	0		2
Net unrealized gains (losses) recognized in AOCI	0		0
Carrying value	0		2
Gross unrecognized gains	0		13
Gross unrecognized losses	0		0
Fair value	0		15
Mortgage-backed securities - Non-U.S. residential
Debt Securities Held-to-maturity
Amortized cost	1,871		1,330
Net unrealized gains (losses) recognized in AOCI	(47)		(60)
Carrying value	1,824		1,270
Gross unrecognized gains	49		37
Gross unrecognized losses	0		0
Fair value	1,873		1,307
Mortgage-backed securities - Commercial
Debt Securities Held-to-maturity
Amortized cost	14		0
Net unrealized gains (losses) recognized in AOCI	0		0
Carrying value	14		0
Gross unrecognized gains	0		0
Gross unrecognized losses	0		0
Fair value	14		0
Mortgage-backed securities
Debt Securities Held-to-maturity
Amortized cost	24,692		19,534
Net unrealized gains (losses) recognized in AOCI	(48)		(1)
Carrying value	24,644		19,533
Gross unrecognized gains	175		383
Gross unrecognized losses	(188)		(263)
Fair value	24,631		19,653
State and municipal securities
Debt Securities Held-to-maturity
Amortized cost	9,025		8,581
Net unrealized gains (losses) recognized in AOCI	(442)		(438)
Carrying value	8,583		8,143
Gross unrecognized gains	129		245
Gross unrecognized losses	(238)		(87)
Fair value	8,474		8,301
Fair value of securities transferred from AFS to HTM	830	$ 100
Foreign government
Debt Securities Held-to-maturity
Amortized cost	1,339		4,068
Net unrealized gains (losses) recognized in AOCI	0		0
Carrying value	1,339		4,068
Gross unrecognized gains	0		28
Gross unrecognized losses	(26)		(3)
Fair value	1,313		4,093
Asset-backed securities
Debt Securities Held-to-maturity
Amortized cost	11,107		4,485
Net unrealized gains (losses) recognized in AOCI	(6)		(14)
Carrying value	11,101		4,471
Gross unrecognized gains	41		34
Gross unrecognized losses	(5)		(41)
Fair value	$ 11,137		$ 4,464